Capital Disclosures (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Capital Disclosures [Abstract]
Summary of Total Capital	Total capital as at March 31, 2019 and 2018 is calculated as follows:
As at	March 31,
	2019	2018
	$	$
Cash	(12,801)	(14,465)
Short-term deposits	(1,324)	-
Restricted cash	(2,165)	(2,124)
Line of credit	-	24,066
Current portion of long-term debt	1,000	2,956
Long-term debt	27,305	15,619
Share capital	186,861	54,251
Deficit	(39,113)	(23,927)
Accumulated other comprehensive income	1,469	558
Contributed surplus	2,239	1,144
	163,471	58,078